RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - USD ($)	3 Months Ended					6 Months Ended		9 Months Ended	12 Months Ended
	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Statement of Operations:
Loss from operations			$ 722,149					$ 5,776,497
Other income (expense)
Gain from recognition of deferred underwriting fee payable			326,138					326,138	$ 326,138
Total other income (expenses)	$ 2,426,954		1,114,342	$ 5,299,463		$ 5,964,242	$ 8,317,661	9,432,004	10,540,962	$ 594,784
Net income	1,393,931	$ 2,532,453	392,193	4,517,549	$ (1,254,236)	3,926,383	3,263,313	3,655,506	3,479,590	312,118
Increase (Decrease) in Stockholders' Equity (Deficit)
Balance at the beginning	(6,938,913)	(7,912,525)	(12,619,810)	(16,787,359)	(15,533,123)	(7,912,525)	(15,533,123)	(15,533,123)	(15,533,123)	0
Accretion of Class A common stock subject to possible redemption amount	(1,291,243)	(1,558,841)	5,452,319	(350,000)					4,141,008	(20,738,357)
Net income	1,393,931	2,532,453	392,193	4,517,549	(1,254,236)	3,926,383	3,263,313	3,655,506	3,479,590	312,118
Balance at the end	(6,836,225)	(6,938,913)	(6,775,298)	(12,619,810)	(16,787,359)	(6,836,225)	(12,619,810)	(6,775,298)	(7,912,525)	(15,533,123)
Cash flows from operating activities:
Net income						3,926,383	3,263,313	3,655,506	3,479,590	312,118
Adjustments to reconcile net income to net cash used in operating activities:
Gain from derecognition of deferred underwriting fee payable			(326,138)					(326,138)	(326,138)
Net Change in Cash						(109,531)	(456,257)	621,952	(792,389)	953,329
Supplemental disclosure of noncash activities:
Gain from derecognition of deferred underwriting fee payable allocated to Class A common stock								6,717,612
Additional Paid-in Capital
Increase (Decrease) in Stockholders' Equity (Deficit)
Balance at the beginning					0		0	0	0	0
Accretion of Class A common stock subject to possible redemption amount										(4,892,613)
Balance at the end										0
Accumulated Deficit
Other income (expense)
Net income	1,393,931	2,532,453	392,193	4,517,549	(1,254,236)				3,479,590	312,118
Increase (Decrease) in Stockholders' Equity (Deficit)
Balance at the beginning	(6,939,416)	(7,913,028)	(12,620,313)	(16,787,862)	(15,533,626)	(7,913,028)	(15,533,626)	(15,533,626)	(15,533,626)	0
Accretion of Class A common stock subject to possible redemption amount	(1,291,243)	(1,558,841)	5,452,319	(350,000)					4,141,008	(15,845,744)
Net income	1,393,931	2,532,453	392,193	4,517,549	(1,254,236)				3,479,590	312,118
Balance at the end	$ (6,836,728)	(6,939,416)	(6,775,801)	(12,620,313)	(16,787,862)	$ (6,836,728)	(12,620,313)	(6,775,801)	$ (7,913,028)	$ (15,533,626)
As previously Reported | Extinguishment of Contingent Liability as Credit To Stockholder's Deficit [Member]
Statement of Operations:
Loss from operations			722,149					5,776,497
Other income (expense)
Gain from recognition of deferred underwriting fee payable			7,043,750					7,043,750
Total other income (expenses)			7,831,954					16,149,616
Net income			7,109,805					10,373,118
Increase (Decrease) in Stockholders' Equity (Deficit)
Net income			7,109,805					10,373,118
Cash flows from operating activities:
Net income								10,373,118
Adjustments to reconcile net income to net cash used in operating activities:
Gain from derecognition of deferred underwriting fee payable			(7,043,750)					(7,043,750)
Net Change in Cash								621,952
As previously Reported | Extinguishment of Contingent Liability as Credit To Stockholder's Deficit [Member] | Accumulated Deficit
Other income (expense)
Net income			7,109,805
Increase (Decrease) in Stockholders' Equity (Deficit)
Balance at the beginning			(12,620,313)
Accretion of Class A common stock subject to possible redemption amount			(1,265,293)
Net income			7,109,805
Balance at the end			(6,775,801)	$ (12,620,313)			$ (12,620,313)	(6,775,801)
Restatement Adjustment | Extinguishment of Contingent Liability as Credit To Stockholder's Deficit [Member]
Other income (expense)
Gain from recognition of deferred underwriting fee payable			(6,717,612)					(6,717,612)
Total other income (expenses)			(6,717,612)					(6,717,612)
Net income			(6,717,612)					(6,717,612)
Increase (Decrease) in Stockholders' Equity (Deficit)
Net income			(6,717,612)					(6,717,612)
Cash flows from operating activities:
Net income								(6,717,612)
Adjustments to reconcile net income to net cash used in operating activities:
Gain from derecognition of deferred underwriting fee payable			6,717,612					6,717,612
Supplemental disclosure of noncash activities:
Gain from derecognition of deferred underwriting fee payable allocated to Class A common stock								$ 6,717,612
Restatement Adjustment | Extinguishment of Contingent Liability as Credit To Stockholder's Deficit [Member] | Accumulated Deficit
Other income (expense)
Net income			(6,717,612)
Increase (Decrease) in Stockholders' Equity (Deficit)
Accretion of Class A common stock subject to possible redemption amount			6,717,612
Net income			$ (6,717,612)
Common Class A [Member]
Other income (expense)
Weighted average shares of common stock outstanding, basic	19,588,855		20,125,000	20,125,000		19,745,490	20,125,000	20,125,000	20,125,000	4,947,859
Weighted average shares of common stock outstanding, diluted	19,588,855		20,125,000	20,125,000		19,745,490	20,125,000	20,125,000	20,125,000	4,947,859
Basic net income per share	$ 0.06		$ 0.02	$ 0.18		$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Diluted net income per share	$ 0.06		$ 0.02	$ 0.18		$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Common Class A [Member] | Common Stock
Increase (Decrease) in Stockholders' Equity (Deficit)
Balance at the end	$ 341					$ 341
Balance at the end (in shares)	3,412,816					3,412,816
Common Class A [Member] | As previously Reported | Extinguishment of Contingent Liability as Credit To Stockholder's Deficit [Member]
Other income (expense)
Weighted average shares of common stock outstanding, basic			20,125,000					20,125,000
Weighted average shares of common stock outstanding, diluted			20,125,000					20,125,000
Basic net income per share			$ 0.28					$ 0.41
Diluted net income per share			0.28					0.41
Common Class A [Member] | Restatement Adjustment | Extinguishment of Contingent Liability as Credit To Stockholder's Deficit [Member]
Other income (expense)
Basic net income per share			(0.26)					(0.26)
Diluted net income per share			$ (0.26)					$ (0.26)
Common Class B [Member]
Other income (expense)
Weighted average shares of common stock outstanding, basic	4,902,371		5,031,250	5,031,250		4,938,965	5,031,250	5,031,250	5,031,250	4,536,343
Weighted average shares of common stock outstanding, diluted	4,902,371		5,031,250	5,031,250		4,938,965	5,031,250	5,031,250	5,031,250	4,536,343
Basic net income per share	$ 0.06		$ 0.02	$ 0.18		$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Diluted net income per share	$ 0.06		$ 0.02	$ 0.18		$ 0.16	$ 0.13	$ 0.15	$ 0.14	$ 0.03
Common Class B [Member] | Common Stock
Increase (Decrease) in Stockholders' Equity (Deficit)
Balance at the beginning	$ 503	$ 503	$ 503	$ 503	$ 503	$ 503	$ 503	$ 503	$ 503	$ 0
Balance at the beginning (in shares)	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	5,031,250	0
Balance at the end	$ 162	$ 503		$ 503	$ 503	$ 162	$ 503		$ 503	$ 503
Balance at the end (in shares)	1,618,434	5,031,250		5,031,250	5,031,250	1,618,434	5,031,250		5,031,250	5,031,250
Common Class B [Member] | Extinguishment of Contingent Liability as Credit To Stockholder's Deficit [Member] | Common Stock
Increase (Decrease) in Stockholders' Equity (Deficit)
Balance at the beginning			$ 503
Balance at the beginning (in shares)			5,031,250
Balance at the end			$ 503	$ 503			$ 503	$ 503
Balance at the end (in shares)			5,031,250	5,031,250			5,031,250	5,031,250
Common Class B [Member] | As previously Reported | Extinguishment of Contingent Liability as Credit To Stockholder's Deficit [Member]
Other income (expense)
Weighted average shares of common stock outstanding, basic			5,031,250					5,031,250
Weighted average shares of common stock outstanding, diluted			5,031,250					5,031,250
Basic net income per share			$ 0.28					$ 0.41
Diluted net income per share			0.28					0.41
Common Class B [Member] | Restatement Adjustment | Extinguishment of Contingent Liability as Credit To Stockholder's Deficit [Member]
Other income (expense)
Basic net income per share			(0.26)					(0.26)
Diluted net income per share			$ (0.26)					$ (0.26)